PGIM Target Date 2040 Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 100.5%
Affiliated Exchange-Traded Fund 12.6%
Fixed Income
PGIM Total Return Bond ETF (cost $4,772,201)	113,345	$4,711,752
Affiliated Mutual Funds 87.9%
Domestic Equity 48.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	104,800	1,663,184
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	288,532	14,539,142
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	170,141	1,849,427
		18,051,753
Fixed Income 12.0%
PGIM Core Conservative Bond Fund (Class R6)	141,595	1,220,550
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	118,798	1,110,761
PGIM TIPS Fund (Class R6)	259,212	2,185,157
		4,516,468
International Equity 27.7%
PGIM Global Real Estate Fund (Class R6)	85,749	1,957,659
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	104,162	1,646,798
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	377,064	6,753,207
		10,357,664

Total Affiliated Mutual Funds (cost $23,475,494)		32,925,885

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $41,347)	41,347	41,347

TOTAL INVESTMENTS 100.6% (cost $28,289,042)(wa)		37,678,984
Liabilities in excess of other assets (0.6)%		(238,367)

Net Assets 100.0%		$37,440,617

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
PGIM Target Date 2040 Fund